Pension and other employee obligations (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Pension and Other Employee Obligations

Pension and other employee obligations consist of the following:

	As at
	March 31, 2018	March 31, 2017
Current:
Salaries and bonus	$59,346	$46,701
Pension	1,189	770
Withholding taxes on salary and statutory payables	4,082	5,462

Total	$64,617	$52,933

Non-current:
Pension and other obligations	$9,621	$10,680

Total	$9,621	$10,680

Summary of Employee Benefit Costs

Employee benefit costs consist of the following:

	Year ended March 31,
	2018	2017	2016
Salaries and bonus	$405,665	$307,378	$272,017
Employee benefit plans:
Defined contribution plan	11,684	10,265	7,458
Defined benefit plan	3,042	2,639	2,184
Share-based compensation expense (Refer Note 22)	30,565	23,036	17,919

Total	$450,956	$343,318	$299,578

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2018	2017	2016
Cost of revenue	$329,289	$249,701	$217,098
Selling and marketing expenses	31,373	24,717	22,336
General and administrative expenses	90,294	68,900	60,144

Total	$450,956	$343,318	$299,578

Contributions to Defined Contribution Plans

The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2018	2017	2016
India	$8,123	$7,587	$5,173
Philippines	127	106	83
South Africa	860	715	617
Sri Lanka	625	661	612
United Kingdom	670	780	681
United States	1,279	416	292

Total	11,684	10,265	7,458

Summary of Net Periodic Cost

The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2018	2017	2016
Service cost	$1,917	$2,188	$1,765
Past service cost	538	—	—
Interest on the net defined benefit liability	587	451	419

Net gratuity cost	$3,042	$2,639	$2,184

Summary of Net Defined Benefit Liability (Asset)
As at
	March 2018	March 2017
Change in projected benefit obligations
Obligation at beginning of the year	$11,776	$8,450
Foreign currency translation	(118)	(30)
Service cost	1,917	2,188
Past service cost	538	—
Interest cost	657	513
Business combinations	—	95
Benefits paid	(1,160)	(1,283)
Actuarial (gain)/loss
From changes in demographic assumptions	62	463
From changes in financial assumptions	(3,428)	(126)
From actual experience compared to assumptions	857	1,506

Benefit obligation at end of the year	$11,101	$11,776

Change in plan assets
Plan assets at beginning of the year	$976	$849
Foreign currency translation	(5)	22
Expected return on plan assets	70	62
Actuarial (loss) /gain	(23)	39
Actual contributions	1,104	1,148
Benefits paid	(1,081)	(1,144)

Plan assets at end of the year	$1,041	$976

Accrued pension liability
Current	$1,189	$770
Non-current	8,871	10,030

Net amount recognized	$10,060	$10,800

Present value of funded defined benefit obligation	$10,418	$8,766
Fair value of plan assets	(1,041)	(976)

	9,377	7,790

Present value of unfunded defined benefit obligation	$683	$3,010

Weighted average duration of defined benefit obligation (both funded and unfunded)	4.8 years	8.3 years

Actuarial Assumptions For Gratuity Plans

The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2018	2017	2016
Discount rate:
India	6.6% to 7.3%	7.05%	7.35%
Philippines	3.1%	5.45%	4.75%
Sri Lanka	10.0%	12.8%	12.30%
Rate of increase in compensation level	7% to 10%	7% to 15%	6% to 8%
Expected rate of return on plan assets	7.3%	7.05%	7.35%

Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption

As at March 31, 2018, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(7.3)%	(1.4)%	(3.4)%
Decrease in discount rate by 1%	0.7%	1.5%	0.5%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	3.6%	1.0%	1.5%
Decrease in salary escalation rate by 1%	(3.5)%	(0.9)%	(1.5)%

Maturity Analysis of Defined Benefit Payments	The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2019	$2,230
2020	2,194
2021	2,179
2022	2,245
2023	2,370
Thereafter	9,260

$20,478